Consolidated statements of cash flows $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Statement [LineItems]
Cash flows from operating activities	$ 557.8	$ 762.4	$ 917.5
Cash generated by operations	998.0	1,286.5	1,245.4
Interest received	6.8	5.1	7.3
Change in working capital	(16.3)	(69.4)	(2.3)
Cash generated by operating activities	988.5	1,222.2	1,250.4
Interest paid	(91.0)	(90.4)	(81.7)
Royalties paid	(65.5)	(66.0)	(76.4)
Taxation paid	(217.2)	(239.5)	(155.6)
Net cash from operations	614.8	826.3	936.7
Dividends paid/advanced	(57.0)	(70.7)	(40.7)
- Owners of the parent	(45.5)	(62.8)	(39.2)
- Non-controlling interest holders	(9.8)	(6.4)	(0.2)
- South Deep BEE dividend	(1.7)	(1.5)	(1.3)
Cash generated by continuing operations	557.8	755.6	896.0
Cash generated by discontinued operations	0.0	6.8	21.5
Cash flows from investing activities	(886.8)	(908.6)	(867.9)
Additions to property, plant and equipment	(814.2)	(833.6)	(628.5)
Proceeds on disposal of property, plant and equipment	78.9	23.2	2.3
Purchase of Gruyere Gold project assets	0.0	0.0	(197.1)
Purchase of Asanko Gold joint venture investment	(165.0)	0.0	0.0
Purchase of investments	(19.3)	(80.1)	(12.7)
Proceeds on disposal of investments	0.5	0.0	4.4
Contributions to environmental trust funds	(7.7)	(16.7)	(14.8)
Cash utilised in continuing operations	(886.8)	(901.8)	(846.4)
Cash utilised in discontinued operations	0.0	(6.8)	(21.5)
Cash flows from financing activities	257.3	84.2	37.0
Shares issued	0.0	0.0	151.5
Loans raised	691.7	779.7	1,298.7
Loans repaid	(431.9)	(695.5)	(1,413.2)
Payment of finance lease liabilities	(2.5)	0.0	0.0
Cash generated by continuing operations	257.3	84.2	37.0
Cash generated by discontinued operations	0.0	0.0	0.0
Net cash (utilised)/generated	(71.7)	(62.0)	86.6
Effect of exchange rate fluctuation on cash held	(7.6)	14.3	0.1
Cash and cash equivalents at beginning of the year	479.0	526.7	440.0
Cash and cash equivalents at end of the year	399.7	479.0	526.7
Arctic Platinum Project [Member]
Statement [LineItems]
Proceeds on disposal of assets	40.0	0.0	0.0
Darlot [Member]
Statement [LineItems]
Proceeds on disposal of assets	$ 0.0	$ 5.4	$ 0.0